Gold loan payable and gold in trust (Tables)	12 Months Ended
Dec. 31, 2022
Gold Loan Payable And Gold In Trust
Schedule of Gold Loan Payable

	December 31, 2022	December 31, 2021
Gold loan payable – opening balance	$3,227,545	$2,842,756
Accrued interest expense	314,024	271,093
Accrued standby fees	9,416	8,743
Accretion expense	144,868	114,535
Foreign exchange difference	233,162	(9,582)
Gold loan payable	$3,929,015	$3,227,545

Derivative financial liabilities – opening balance	$391,620	$375,417
Change in fair value through profit & loss	(110,177)	18,156
Foreign exchange difference	24,641	(1,953)
Derivative financial liabilities	$306,084	$391,620

Schedule of Gold in Trust

	December 31, 2022		December 31, 2021
	Ounces	$	Ounces	$
Gold in trust, opening balance	397	915,995	397	955,781
Sale of gold in trust	-	-	-	-
Gain on sale	-	-	-	-
Change in fair value through profit & loss	-	(6,518)	-	(35,775)
Foreign exchange difference	-	64,920	-	(4,011)
	397	974,397	397	915,995